PARTNERING ARRANGEMENTS	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
PARTNERING ARRANGEMENTS
PARTNERING ARRANGEMENTS
As discussed in Note 2, we account for our unconsolidated ventures using either proportionate consolidation, when we meet the applicable accounting criteria to do so, or the equity method. Further, we consolidate any venture that is determined to be a VIE for which we are the primary beneficiary, or which we otherwise effectively control.
Proportionately Consolidated Ventures—The following is a summary description of our significant joint ventures which have been accounted for using proportionate consolidation:

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CB&I/Zachry—We have a venture with Zachry (CB&I—50% / Zachry—50%) to perform EPC work for two liquefied natural gas (“LNG”) liquefaction trains in Freeport, Texas. Our proportionate share of the venture project value is approximately $2,700,000. In addition, we have subcontract and risk sharing arrangements with Chiyoda to support our responsibilities to the venture. The costs of these arrangements are recorded in cost of revenue.

•
CB&I/Zachry/Chiyoda—We have a venture with Zachry and Chiyoda (CB&I—33.3% / Zachry—33.3% / Chiyoda—33.3%) to perform EPC work for an additional LNG liquefaction train at the aforementioned project site in Freeport, Texas. Our proportionate share of the venture project value is approximately $675,000.

•
CB&I/Chiyoda—We have a venture with Chiyoda (CB&I—50% / Chiyoda—50%) to perform EPC work for three LNG liquefaction trains in Hackberry, Louisiana. Our proportionate share of the venture project value is approximately $3,100,000.

The following table presents summarized balance sheet information for our share of our proportionately consolidated ventures:

	December 31,
	2016	2015
CB&I/Zachry
Current assets (1)	$260,934	$298,916
Non-current assets	3,204	6,689
Total assets	$264,138	$305,605
Current liabilities(1)	$379,339	$454,943
CB&I/Zachry/Chiyoda
Current assets (1)	$84,279	$82,106
Non-current assets	1,969	2,590
Total assets	$86,248	$84,696
Current liabilities(1)	$73,138	$86,124
CB&I/Chiyoda
Current assets (1)	$337,479	$424,781
Current liabilities(1)	$150,179	$433,526

(1)
Our venture arrangements allow for excess working capital of the ventures to be advanced to the venture partners. Such advances are returned to the ventures for working capital needs as necessary. Accordingly, at a reporting period end a venture may have advances to its partners which are reflected as an advance receivable within current assets of the venture. As summarized in Note 9, at December 31, 2016 and 2015, other current assets on the Balance Sheets included approximately $374,800 and $325,000, respectively, related to our proportionate share of advances from the ventures to our venture partners, and other current liabilities included approximately $394,400 and $334,900, respectively, related to advances to CB&I from the ventures.

Equity Method Ventures—The following is a summary description of our significant joint ventures which have been accounted for using the equity method:

•
NET Power—We have a venture with Exelon and 8 Rivers Capital (CB&I—33.3% / Exelon—33.3% / 8 Rivers Capital—33.3%) to commercialize a new natural gas power generation system that recovers the carbon dioxide produced during combustion. NET Power is building a first-of-its-kind demonstration plant which is being funded by contributions and services from the venture partners and other parties. We have determined the venture to be a VIE; however, we do not effectively control NET Power and therefore do not consolidate it. Our cash commitment for NET Power totals $47,300, and at December 31, 2016, we had made cumulative investments totaling approximately $37,900.

•
CB&I/CTCI—We have a venture with CTCI (CB&I—50% / CTCI—50%) to perform EPC work for a liquids ethylene cracker and associated units in Sohar, Oman. We have determined the venture to be a VIE; however, we do not effectively control the venture and therefore do not consolidate it. Our proportionate share of the venture project value is approximately $1,400,000. Our venture arrangement allows for excess working capital of the venture to be advanced to the venture partners. Such advances are returned to the venture for working capital needs as necessary. As summarized in Note 9, at December 31, 2016, other current liabilities included approximately $147,000 related to advances to CB&I from the venture.

Dividends received from our equity method ventures were not material during 2016, 2015 and 2014, respectively. We have no other material unconsolidated ventures.
Consolidated Ventures—The following is a summary description of our significant joint ventures we consolidate due to their designation as VIEs for which we are the primary beneficiary:

•
CB&I/Kentz—We have a venture with Kentz (CB&I—65% / Kentz—35%) to perform the structural, mechanical, piping, electrical and instrumentation work on, and to provide commissioning support for, three LNG trains, including associated utilities and a gas processing and compression plant, for the Gorgon LNG project, located on Barrow Island, Australia. Our venture project value is approximately $5,900,000.

•
CB&I/AREVA—We have a venture with AREVA (CB&I—52% / AREVA—48%) to design, license and construct a mixed oxide fuel fabrication facility in Aiken, South Carolina. Our venture project value is approximately $5,800,000.

The following table presents summarized balance sheet information for our consolidated ventures:

	December 31,
	2016	2015
CB&I/Kentz
Current assets	$68,867	$214,291
Current liabilities	$87,822	$191,471
CB&I/AREVA
Current assets	$16,313	$24,269
Current liabilities	$47,652	$65,674
All Other (1)
Current assets	$69,785	$78,492
Non-current assets	16,382	18,415
Total assets	$86,167	$96,907
Current liabilities	$7,748	$22,025

(1)	Other ventures that we consolidate are not individually material to our financial results and are therefore aggregated as “All Other”.
Other—The use of these ventures exposes us to a number of risks, including the risk that our partners may be unable or unwilling to provide their share of capital investment to fund the operations of the venture or complete their obligations to us, the venture, or ultimately, our customer. Differences in opinions or views among venture partners could also result in delayed decision-making or failure to agree on material issues, which could adversely affect the business and operations of the venture. In addition, agreement terms may subject us to joint and several liability for our venture partners, and the failure of our venture partners to perform their obligations could impose additional performance and financial obligations on us. The aforementioned factors could result in unanticipated costs to complete the projects, liquidated damages or contract disputes, including claims against our partners.